                                                         ANNUAL REPORT
                                                         December 31, 2001



                                                           LaSalle
                                                           U.S. Real Estate Fund

                                                           LaSalle
                                                           Master Trust



Global Leadership in the New World of Real Estate(SM)

                              LaSalle Master Trust

                          LaSalle U.S. Real Estate Fund

                        Annual Report - December 31, 2001

                                Table of Contents

                                                                            Page
                                                                            ----
Report Highlights ..........................................................   1
Letter to Shareholders .....................................................   2

LaSalle Master Trust -- U.S. Real Estate Portfolio
   Statement of Net Assets .................................................   7
   Statement of Operations .................................................   9
   Statements of Changes in Net Assets .....................................  10
   Financial Highlights ....................................................  11
   Notes to Financial Statements ...........................................  12
   Independent Auditors' Report ............................................  14


LaSalle Investment Management Funds, Inc. --
LaSalle U.S. Real Estate Fund
   Statement of Assets and Liabilities .....................................  15
   Statement of Operations .................................................  16
   Statements of Changes in Net Assets .....................................  17
   Financial Highlights ....................................................  18
   Notes to Financial Statements ...........................................  19
   Independent Auditors' Report ............................................  22

Report Highlights

..    This has been a year of good absolute and relative performance for real estate stocks; performance we think is deserved. The combination of current yields and expected earnings growth should produce total returns exceeding ten percent for real estate stocks over the next twelve months, absent multiple changes.

..    Despite outperforming the S&P for two consecutive years, REIT valuations continue to look attractive. REITs trade at a 4% discount to net asset value and price to earnings multiples remain close to their all time lows. On a relative multiple basis, REITs currently trade at less than half of the S&P 500, versus a long-term average of 65%.

..    Real estate market fundamentals should respond to an economic recovery more quickly than in past cycles, given lower levels of supply. Given the weak economy and the current cautious approach by lenders and equity investors to commit capital for new development, there is little risk of oversupply in 2002.

..    We expect that the recovery will be felt unevenly across property types and regions. Property types that have early cycle attributes (hotels, apartments, and manufactured homes) should benefit from an economic recovery more quickly given the short-term nature of their leases. In contrast, later cycle property sectors with longer leases, such as office, are not likely to benefit until the economic recovery matures in late 2002 or into 2003.

..    REITs continue to become more mainstream as evidenced by their inclusion in the S&P 500 in 2001. This trend will continue and should provide a wider universe of investors that may serve to expand multiples for the sector over time.

..    We believe this continues to be an excellent time to initiate or increase positions in real estate equities.

--------------------------------------------------------------------------------
                          LASALLE U.S. REAL ESTATE FUND
                                  ANNUAL REPORT
                               DECEMBER 31, 2001
--------------------------------------------------------------------------------

Dear Shareholder:

The LaSalle U.S. Real Estate Fund seeks total return by investing in a diversified portfolio of real estate investment trusts (REITs) and real-estate operating companies.

The advisor and portfolio manager, LaSalle Investment Management (Securities) L.P.,. has more than a dozen professionals dedicated solely to investing in public real-estate securities. Its management team brings direct operating experience in property development, management, investment and finance, as well as more than a decade of successful real estate portfolio management experience to its efforts on behalf of your Fund.

                              [GRAPH APPEARS HERE]

                       Mar-98   Jun-98   Dec-98   Jun-99    Dec-99    Jun-00   Dec-00   Jun-01     Dec-01
                       ------   ------   ------   ------    ------    ------   ------   ------     ------
Institutional Class    10,000   9,563    8,008     8,408     7,620     8,755    9,957   10,634     10,884
Retail Class           10,000   9,537    7,978     8,322     7,543     8,643    9,811   10,459     10,670
Retail Class adjusted   9,500   9,056    7,576     7,903     7,163     8,208    9,317    9,932     10,133
Wilshire               10,000   9,540    8,320     8,880     8,060     9,240   10,485   11,513     11,585
NAREIT                 10,000   9,540    8,290     8,680     7,910     8,812    9,996   11,141     11,388



          ------------------------------------------------------------------------------------
                                                                            Since Commencement
                                                                              of Operations
                          Total Return                             1 Year     March 30, 1998
                          ------------                             ------    --------------
          LaSalle U.S. Real Estate Fund - Institutional Class       9.31%         2.28%
          LaSalle U.S. Real Estate Fund - Retail Class              8.76%         1.74%
          LaSalle U.S. Real Estate Fund - Retail Class
            adjusted for maximum 5.0% sales charge                  3.28%         0.35%
          ------------------------------------------------------------------------------------

     The Performance data quoted represents past performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

On December 31, 2001, the Net Asset Value (NAV) of the Fund was $5.47 per Institutional share and $5.46 per Retail share. In addition, dividends from ordinary income were paid in 2001, totaling $0.9606 per share for the Institutional Class and $0.9376 per share for the Retail Class. In the fourth quarter, a capital gains dividend was also declared totaling $2.5886 per share for both the Institutional and Retail Classes.

Market Comment

The REIT sector continued to outperform the broader markets in 2001. Through year-end, the NAREIT and Wilshire indices were up 13.9% and 10.5%, respectively, on a total return basis versus a second straight year of declines in the Dow, the S&P 500 and the NASDAQ. Throughout 2001, investors increasingly looked to REITs as a safe harbor as the economy weakened and corporate earnings estimates continued to move lower. Investors took refuge in the high dividend yield of REITs and the perception that earnings growth for this defensive asset class would prove somewhat resilient in an economic downturn.

As a result, the real estate stocks that performed best in 2001 tended to be the highest-yielding companies irrespective of quality or valuation. New investors in the sector appeared to pay little attention to the fundamental quality of property and operations. This tended to penalize the high-quality, market dominant companies that predominate in the Fund's portfolio. This trend began to change towards the end of the year, and we believe that the faster-growth potential of these high-quality, market dominant companies will cause them to perform better than their high-yield, low-growth potential colleagues as the economy begins to recover, which we expect to occur later in 2002.

Although underlying real estate fundamentals are not immune to general economic pressures, real estate companies have generally exhibited greater earnings stability and less deterioration in projected earnings growth than companies in most other industries. This is due to the relatively stable nature of the leases and strong underlying fundamentals leading up to the economic downturn. While real estate market disruption in previous cycles was caused by oversupply, the current concern is weaker demand. Despite experiencing higher vacancy rates and lower rental growth, the sector is in good shape relative to historical standards. Vacancies for most property types and in most markets are well below levels observed in prior downturns. We believe market rental rates and occupancies should trough in 2002, and overall revenue and operating income growth should remain positive. We expect the average real estate company will increase cash flow by 4% to 5% in 2002.

Despite two consecutive years of outperformance versus the broad markets, REIT valuations continue to look attractive. REIT price earnings multiples remain close to historical lows. On a relative multiple basis, REITs currently trade at a forward FFO (Funds From Operations) multiple of 10.4 times versus an earnings multiple of 24.3 times for the S&P 500 Index.

     REIT Earning Ratios versus S&P 500

                                     [GRAPH]

                       Price/4
                       Quarters
                      Forward FFO
          S&P 500      Multiple         S&P

Q1  86     14.61         14.0          0.96
Q2         15.2          14.85         0.98
Q3         14.02         15.14         1.08
Q4  86     14.68         14.97         1.02
Q1  87     17.26         16.28         0.94
Q2         17.52         16.66         0.95
Q3         17.26         15.03         0.87
Q4  87     12.61         12.78         1.01
Q1  88     12.51         13.51         1.08
Q2         12.18         13.53         1.11
Q3         11.61         13.52         1.16
Q4  88     11.34         14.14         1.25
Q1  89     11.52         13.96         1.21
Q2         12.18         14.6          1.2
Q3         13.53         14.47         1.07
Q4  89     13.67         14.52         1.06
Q1  90     13.54         13.61         1.01
Q2         14.32         13.37         0.93
Q3         12.24         10.52         0.86
Q4  90     13.34         12.06         0.9
Q1  91     15.47         12.8          0.83
Q2         15.96         12.32         0.77
Q3         17.01         12.98         0.76
Q4  91     18.79         14.64         0.78
Q1  92     17.86         12.96         0.73
Q2         17.44         12.95         0.74
Q3         17.55         13.78         0.79
Q4  92     17.68         13.98         0.79
Q1  93     17.9          15.3          0.86
Q2         17.3          14.35         0.83
Q3         16.9          14.7          0.87
Q4  93     16.4          12.5          0.77
Q1  94     15.2          12.3          0.81
Q2         14.7          12.1          0.82
Q3         14.8          11.4          0.77
Q4  94     13.9          11.3          0.81
Q1  95     14.5          10.9          0.78
Q2         15.1          11.1          0.77
Q3         13.7          11.2          0.74
Q4  95     14.5          11.4          0.72
Q1  96     15.4          11.3          0.73
Q2         15.6          11.4          0.73
Q3         14.1          11.8          0.76
Q4  96     15.8          13.7          0.79
Q1  97     16.2          12.6          0.78
Q2         18.9          12.9          0.69
Q3         20.7          13.6          0.68
Q4  97     21.2          13.0          0.63
Q1  98     24.1          12.2          0.56
Q2         24.8          11.3          0.47
Q3         20.0           9.6          0.5
Q4  98     24.1           9.5          0.36
Q1  99     25.2           8.6          0.32
Q2         26.9           8.8          0.33
Q3         24.28          8.2          0.32
Q4 99      27.81          8.5          0.32
Q1 00      28.36          8.2
Q2 00      27.53          8.61
Q3         25.42          9.2
Q4 00      23.37          9.2
Q1 01      20.54          8.72
Q2 01      21.67          9.33
Q3         20.02          9.0
   01      22.1           8.4




     Source: GreenStreet

With REIT dividend yields at 7.1%, the spread to the S&P 500 dividend is over 500 basis points, and the spread to 10-year Treasury bonds at 200 basis points. With a payout ratio at a historically low level of 65%, the dividends of REITs are expected to remain relatively steady despite the economic downturn.

     REIT Yields versus S&P 500 & 10 Treasury Yields

                                     [GRAPH]

        REITs           S&P         T Bonds

1977    0.0704      0.04469273      0.0721
        0.0721      0.04568223      0.0739
        0.0745      0.04267425      0.0746
        0.0726      0.04266559      0.0737
        0.0737      0.04369538      0.0746
        0.0717      0.04657643      0.0728
        0.0726      0.04734446      0.0733
        0.0733      0.04836209      0.074
        0.0755      0.04723919      0.0734
        0.0781      0.04938271      0.0752
        0.0757      0.04808605      0.0758
        0.0757      0.05425868      0.0769
1978    0.078       0.05781512      0.0796
        0.0785      0.05928308      0.0803
        0.0762      0.05246048      0.0804
        0.0744      0.04833212      0.0815
        0.0769      0.04812834      0.0835
        0.0776      0.05401444      0.0846
        0.0765      0.05125149      0.0864
        0.0736      0.05000484      0.0841
        0.0753      0.04915635      0.0842
        0.0836      0.05410628      0.0864
        0.0821      0.05360562      0.0881
        0.0804      0.05618562      0.0901
1979    0.0811      0.05403782      0.091
        0.0813      0.05608641      0.091
        0.0773      0.05197362      0.0912
        0.0798      0.05188679      0.0918
        0.0808      0.05329027      0.0925
        0.075       0.05480516      0.0891
        0.0738      0.05433         0.0895
        0.0663      0.05159165      0.0903
        0.0696      0.05268935      0.0933
        0.08        0.05657041      0.103
        0.0779      0.05425772      0.1065
        0.0766      0.05558643      0.1039
1980    0.0741      0.05255781      0.108
        0.0737      0.052789        0.1241
        0.0863      0.05759623      0.1275
        0.091       0.05532034      0.1147
        0.0987      0.05285868      0.1018
        0.0936      0.0537931       0.0978
        0.0802      0.05128626      0.1025
        0.0777      0.05098872      0.111
        0.0814      0.04973697      0.1151
        0.0743      0.04895269      0.1175
        0.0747      0.04440649      0.1268
        0.0772      0.04684738      0.1284
1981    0.0785      0.049093        0.1257
        0.0775      0.04844975      0.1319
        0.0769      0.0467647       0.1312
        0.0761      0.04788796      0.1368
        0.0766      0.0476583       0.141
        0.0759      0.05118829      0.1347
        0.0775      0.05132905      0.1428
        0.0825      0.05472758      0.1494
        0.0894      0.05784128      0.1532
        0.0874      0.05513167      0.1515
        0.0851      0.05318559      0.1339
        0.0862      0.05483475      0.1372
1982    0.0858      0.05581395      0.1459
        0.0879      0.05941119      0.1443
        0.0898      0.06002143      0.1386
        0.089       0.05771212      0.1387
        0.0898      0.06006435      0.1362
        0.0938      0.06381253      0.143
        0.095       0.06611261      0.1395
        0.0927      0.0592419       0.1306
        0.0888      0.0577977       0.1234
        0.0821      0.05205294      0.1091
        0.0789      0.05023819      0.1055
        0.0783      0.04863481      0.1054
1983    0.0771      0.047075        0.1046
        0.0805      0.0460296       0.1072
        0.0745      0.04471756      0.1051
        0.0716      0.04160078      0.104
        0.0709      0.04212081      0.1038
        0.071       0.0428291       0.1085
        0.073       0.04429134      0.1038
        0.0743      0.04379562      0.1085
        0.0757      0.04335521      0.1165
        0.0749      0.04402323      0.1154
        0.0736      0.04326923      0.1169
        0.0719      0.04365489      0.1183
1984    0.0771      0.04406095      0.1167
        0.0738      0.04584235      0.1184
        0.0747      0.04523181      0.1232
        0.0755      0.04498594      0.1263
        0.0776      0.04782464      0.1341
        0.0783      0.04995771      0.1356
        0.0803      0.0509757       0.1336
        0.0785      0.04607631      0.1272
        0.0749      0.04479229      0.1252
        0.0743      0.044795        0.1216
        0.0732      0.04548233      0.1157
        0.0706      0.04663955      0.115
1985    0.0826      0.04342259      0.1138
        0.083       0.0430511       0.1151
        0.0823      0.04251079      0.1186
        0.0831      0.042707        0.1143
        0.0811      0.040517        0.1085
        0.0809      0.04190774      0.1016
        0.0801      0.04211188      0.1031
        0.083       0.04262312      0.1033
        0.086       0.04283831      0.1037
        0.085       0.04109155      0.1024
        0.0838      0.03858139      0.0978
        0.0789      0.03805377      0.0926
1986    0.0751      0.03796392      0.0919
        0.072       0.035431        0.087
        0.0669      0.03415655      0.0778
        0.0685      0.03464674      0.073
        0.0773      0.03298969      0.0771
        0.0744      0.03300909      0.078
        0.0761      0.03506691      0.073
        0.0743      0.03273633      0.0717
        0.0738      0.03631333      0.0745
        0.0728      0.03442905      0.0743
        0.0721      0.03370516      0.0725
        0.0765      0.03419086      0.0711
1987    0.0725      0.03021016      0.0708
        0.0708      0.02913441      0.0725
        0.0677      0.02879671      0.0725
        0.0718      0.02913025      0.0802
        0.0756      0.02895553      0.0861
        0.0788      0.02960526      0.084
        0.077       0.02824327      0.0845
        0.0798      0.02729009      0.0876
        0.0765      0.02759221      0.0942
        0.0925      0.03526748      0.0952
        0.0887      0.0385584       0.0886
        0.0873      0.03593977      0.0899
1988    0.0815      0.03454312      0.0867
        0.0792      0.03315659      0.0821
        0.0795      0.0347638       0.0837
        0.0804      0.03443922      0.0872
        0.0823      0.03433018      0.0909
        0.0794      0.03729433      0.0892
        0.0789      0.03749724      0.0906
        0.08        0.03900275      0.0926
        0.0789      0.03618844      0.0898
        0.0798      0.03527261      0.088
        0.082       0.03595177      0.0896
        0.0857      0.03586345      0.0911
1989    0.0841      0.03348237      0.0909
        0.0831      0.03448037      0.0917
        0.0844      0.03377759      0.0936
        0.0834      0.03216638      0.0918
        0.0827      0.0310745       0.0886
        0.0804      0.03585131      0.0828
        0.0778      0.03294036      0.0802
        0.0768      0.03243705      0.0811
        0.0781      0.03230703      0.0819
        0.0812      0.03314138      0.0801
        0.0822      0.0326021       0.0787
        0.0842      0.03225806      0.0784
1990    0.0881      0.03464203      0.0821
        0.0873      0.03434873      0.0847
        0.089       0.03247632      0.0859
        0.0878      0.03337364      0.0879
        0.0881      0.03056224      0.0876
        0.0925      0.03586392      0.0848
        0.0915      0.03605222      0.0847
        0.0986      0.03980654      0.0875
        0.1068      0.03920928      0.0889
        0.1112      0.03947368      0.0872
        0.1023      0.03724164      0.0839
        0.1015      0.037793        0.0808
1991    0.0927      0.03628645      0.0809
        0.0869      0.03399896      0.0785
        0.0817      0.02974255      0.0811
        0.0788      0.02973225      0.0804
        0.0775      0.02862786      0.0807
        0.0802      0.03491755      0.0828
        0.0796      0.03341842      0.0827
        0.0834      0.03277444      0.079
        0.0812      0.03217656      0.0765
        0.0819      0.03179942      0.0753
        0.0838      0.03326049      0.0742
        0.0785      0.02905848      0.0709
1992    0.0742      0.02964847      0.0703
        0.0778      0.02936758      0.0734
        0.0791      0.028834        0.0754
        0.0798      0.02805157      0.0748
        0.0767      0.02802456      0.0739
        0.078       0.03175381      0.0726
        0.0753      0.0305509       0.0684
        0.0736      0.03130208      0.0659
        0.0725      0.03073241      0.0642
        0.073       0.03066781      0.0659
        0.072       0.029767        0.0687
        0.071       0.02781667      0.0677
1993    0.0667      0.02762204      0.066
        0.0636      0.02733547      0.0626
        0.0593      0.02656807      0.0598
        0.0624      0.02726095      0.0611
        0.0638      0.02665541      0.0617
        0.0622      0.02903247      0.0579
        0.0615      0.02918796      0.0583
        0.0618      0.02821641      0.05448
        0.0585      0.02797812      0.05382
        0.0616      0.02744586      0.05428
        0.0661      0.02780484      0.05819
        0.0681      0.026498        0.05794
1994    0.0677      0.02566392      0.0564
        0.0662      0.02645888      0.0614
        0.0696      0.0282657       0.0675
        0.0694      0.02794349      0.0708
        0.0689      0.02760131      0.072
        0.0713      0.03079209      0.0738
        0.0724      0.02985205      0.0716
        0.0728      0.02877032      0.0722
        0.0744      0.02852882      0.0764
        0.0779      0.02794538      0.0783
        0.0818      0.02909476      0.0795
        0.0767      0.02900255      0.0788
1995    0.0795      0.02831512      0.0765
        0.0787      0.02732924      0.0721
        0.0796      0.02516427      0.0719
        0.0804      0.0244798       0.0719
        0.0779      0.02362205      0.0632
        0.0769      0.02643414      0.0617
        0.0767      0.02562004      0.0653
        0.0767      0.02562825      0.0639
        0.0751      0.02402423      0.0628
        0.0769      0.02414445      0.0609
        0.0775      0.02319243      0.0575
        0.0742      0.02298963      0.0557
1996    0.0723      0.02226345      0.056
        0.0724      0.02211015      0.0612
        0.0735      0.02137877      0.0632
        0.0749      0.02109543      0.0664
        0.0735      0.0206241       0.0684
        0.0728      0.02254596      0.0671
        0.0733      0.02362684      0.0679
        0.0722      0.02319054      0.0694
        0.0703      0.02269718      0.067
        0.0687      0.02211919      0.0635
        0.0665      0.02060712      0.0604
        0.0605      0.020412        0.0646
1997    0.0602      0.01923273      0.0654
        0.0607      0.0191194       0.0654
        0.0612      0.01907227      0.0691
        0.0643      0.01801982      0.0671
        0.0628      0.01702268      0.0666
        0.0606      0.01748876      0.065
        0.0583      0.01622148      0.0601
        0.0591      0.01721014      0.0633
        0.0545      0.01714381      0.05974
        0.0561      0.017756        0.05709
        0.0558      0.01699811      0.05799
        0.0546      0.01632266      0.05682
1998    0.0546      0.01615865      0.05444
        0.0554      0.0150952       0.0562
        0.0555      0.01363649      0.05662
        0.0597      0.01351383      0.05667
        0.0607      0.01377312      0.0555
        0.0613      0.0147534       0.05434
        0.0649      0.01493         0.05536
        0.0722      0.01747         0.05146
        0.0688      0.01674         0.04463
        0.0717      0.01549         0.04612
        0.072       0.01463         0.04722
        0.0747      0.01302         0.04642
1999    0.0741      0.0125          0.04653
        0.0766      0.0129          0.05517
        0.0796      0.0125          0.0536
        0.073       0.012           0.0541
        0.072       0.0123          0.0578
        0.073       0.0122          0.0594
        0.0772      0.0126          0.059
        0.079       0.0127          0.0597
        0.0827      0.0139          0.058
        0.0852      0.0126          0.0602
        0.0877      0.0125          0.0619
        0.087       0.0119          0.0649
2000    0.0852      0.0119          0.0668
        0.0846      0.0119          0.0681
        0.083       0.0195          0.0675
        0.0778      0.011195        0.0667
        0.0778      0.011117        0.06758
        0.0761      0.011857        0.06496
        0.07015     0.011           0.0645
        0.074154    0.0107          0.06229
        0.0745      0.011           0.058
        0.0786      0.0114          0.058
        0.0785      0.0113          0.05527
        0.0752      0.011491        0.0511
2001    0.0749      0.01175         0.051
        0.0743      0.0119          0.0506
        0.0723      0.01225         0.05
        0.0726      0.0132          0.0538
        0.0718      0.0125          0.05381
        0.068       0.012           0.054
        0.0707      0.0116          0.0505
        0.0706      0.0139          0.0498
        0.0743      0.0146          0.0458
        0.0764      0.0142          0.04302
        0.073       0.0137          0.04752
        0.0714      0.0136          0.0505




     Source: NAREIT & Bloomberg

The Mainstreaming of REITs

The acceptance of REITs as a mainstream investment in the equity market was bolstered through the inclusion of real estate in the S&P 500 Index. Two companies were added to the index in 2001, Equity Office and Equity Residential. Others are expected to be included in the near future. For active portfolio managers benchmarked against the S&P 500 Index, the REIT group is now a viable investment option. Entry into the S&P 500 Index should provide a wider universe of investors that may serve to expand multiples for the sector.

Another important step for REITs took place through the release of an industry study conducted by Ibbotson Associates suggesting that REITs provide a strong source of portfolio diversification. This study affirmed research conducted by LaSalle Investment Management (Securities) which showed that the inclusion of REITs in a mixed-asset portfolio enhanced portfolio returns and reduced portfolio risk. The Ibbotson Associates study was based on the 1972 through 2000 performance of the S&P 500 Index representing stocks, 20-year U.S. Government Bond representing bonds, 30-year U.S. Treasury Bills and the NAREIT Equity Index representing REITs. The timing of this study coincided with a surge of interest in diversification in the wake of NASDAQ price declines. As a wider audience becomes more aware of the benefits of REITs and as REITs become a more mainstream investment alternative, overall trading volume and sector liquidity is expected to increase.

Outlook for the Economy

If there were any doubts about whether the United States was heading into a recession prior to September 11, there was little debate afterwards. An already weakened economy was severely disrupted by the tragic events of that day. One of the primary causes of this economic downturn has been the collapse of business investment, particularly in technology. Consumer spending, on the other hand, has remained resilient despite layoffs. In fact, firmer retail and housing activity indicate that the worst of the economy's decline may be past.

The economy is benefiting from several sources of support that should provide a basis for a recovery by mid 2002. First, the economy is receiving a boost from disinflation. Due mainly to falling energy prices, inflation has fallen from a high of 3.7% last spring to 2.1% as of the fourth quarter of 2001. Additionally, the benefits of aggressive monetary and fiscal stimulus are increasingly evident. Lower interest rates are facilitating the refinancing of household mortgages and the reduction of debt burdens. Moreover, $50 billion in tax cuts since this past summer and more than $50 billion in monies appropriated to defray some of the economic costs of the terrorists attacks have added to the fiscal stimulus thus far.

Our outlook for the REIT sector is based on an expectation that the economy will continue to contract through the first half of 2002 with growth resuming in the second half of the year. In 2003, we expect gross domestic product (GDP) to increase by 3% to 4%. The most obvious risk to our forecast would be another terrorist attack, which could undermine consumer confidence and lengthen the duration and the severity of the recession.

Real Estate Outlook for 2002

We believe that, until the broad economy recovers in the second half of 2002, real estate fundamentals will continue to deteriorate. Real estate market fundamentals are expected to respond to an economic recovery more quickly than in past cycles, given lower levels of supply. Given the weak economy and the current cautious approach by lenders and equity investors to commit capital for new development, we feel there is little chance of oversupply risk in 2002.

As signs of an economic recovery begin to emerge, we believe investors will shift from high-yield investments to core real estate investment alternatives that offer higher total return potential. Geographically, we believe that supply-constrained markets should come out of the recession more quickly as low-barrier markets have seen construction running above the national average.

We believe the recovery will be evidenced unevenly across property types and regions. Property types that have early cycle attributes (hotels, apartments and manufactured homes) should benefit from an economic recovery more quickly given the short-term nature of their leases. In contrast, later cycle property sectors with longer leases, such as office, are not likely to benefit until the economic recovery matures, which we expect to occur in late 2002 or into 2003.

We believe earnings growth will slow in 2002 but remain positive. We are projecting FFO growth of 4% to 5% in 2002, rebounding to 7% to 8% in 2003. Assuming a 6.5% current dividend yield and an expected growth in earnings of 4% to 5%, we expect REITs to generate a total return in excess of 10% in 2002, assuming multiples do not decline.

We believe that REITs will not undertake as much development in 2002 versus 2001 due to the economic slowdown and the risks associated with longer lease-up periods and lower rent levels. Acquisition activity may increase due to lower borrowing costs and higher stock prices. However, despite the recent deterioration in fundamentals, there is no evidence of distressed selling activity. Opportunistic acquisition activity appears limited. The focus of REIT management teams in 2002 will likely be aggressive management and leasing to maintain occupancy.

Capital Markets

The capital markets saw some activity in 2001 after lying almost dormant for the previous two years. New capital raising activity increased with 44 common equity offerings by real estate companies totaling $3.4 billion, up from $1.2 billion in 2000. The average price of these issuances was at a 5% premium to net asset value. We expect 2002 equity issuances to be at a similar level as 2001. Also during the year, $8.7 billion was raised in the unsecured debt markets, with an additional $34 billion raised in the syndicated debt market.

There were several high profile mergers and acquisitions in 2001 that eliminated some prominent companies from the public ranks. The most noteworthy of these included Security Capital Group, Spieker Properties and Charles E. Smith Residential. We do not expect a meaningful change in the level of merger activity in 2002. However, we anticipate more private to public consolidation activity with the rebound in public market valuation.

Capital Flows to Real Estate

                                     [GRAPH]

                               83       84      85       86      87      88       89      90      91      92     93
Public Equity-REITs           0.8      0.5     3.1      2.8     1.6       3      2.5     1.2     2.2     2.4   14.5
Private Equity               12.3     10.4    31.4     22.5    32.8    47.5     35.6    43.4     4.3     2.1    5.2
Public Debt-CMBS                0      0.7       1      1.5     0.7       2      3.1     0.8     1.6    10.1   11.6
Private Debt                 73.2       85    84.2     93.8    97.1    73.2     59.4     4.3   -33.8   -15.7    -28
Development Capital Flow                                                      29.588  32.555  28.822  19.605  9.231

                               94       95      96       97      98      99     2000    2001    2002    2003
Public Equity-REITs          12.6      9.8      15     38.7      25     6.1      2.8     4.9     6.7      15
Private Equity                4.4     18.6    17.9     25.8    21.1    23.5     14.3    10.5    15.8    21.5
Public Debt-CMBS             13.4     12.9    21.4     31.7    59.7    34.1       30    34.3    36.4    37.5
Private Debt                 -0.7       19    29.4     44.9    63.6    85.4     79.8      47    49.9    49.6
Development Capital Flow  12.4335  16.2715  27.216   30.353  41.262  57.927    58.98      45


Source: LIM, Federal Reserve, Roulac Database, Real Estate Capital Markets
        Report, NCREIF, NAREIT, Real Estate Finance

Investment Strategy

We continue to emphasize quality as an important investment theme. In a weaker economy, asset quality and management capabilities become even more important differentiating factors. Our portfolios continue to focus on companies with strong management teams with superior operating skills, quality assets and ample financial flexibility. We continue to look to companies located in supply-constrained markets as we feel that they are better positioned to weather the current downturn and to take advantage of the economic rebound when it materializes.

The stocks that performed best in 2001 tended to be higher yielding companies, irrespective of quality or valuation. The better quality companies with superior long-term growth prospects generally underperformed. As signs of an economic recovery become clear, we believe that the focus in 2002 will shift away from higher yielding companies. We believe that many of the better quality companies are currently trading at depressed valuations and are positioned to outperform in 2002 and 2003.

Conclusions

The U.S. real estate markets are better positioned than in past recessions due to more modest levels of new supply. We believe investors will continue to view real estate as a safe harbor due to the high dividend yield and positive earnings growth.

Despite outperforming the S&P 500 Index for two consecutive years, REIT valuations continue to look attractive. At year-end, REITs trade at an average 4% discount to net asset value and price to earnings multiples remain close to their all time lows. On a relative multiple basis, REITs currently trade at less than half of the S&P 500 Index, versus a long-term average of 65%.

REITs continue to become more mainstream as evidenced by their inclusion in the S&P 500 Index in 2001. This trend is expected to continue and should provide a wider universe of investors that may serve to expand multiples for the sector over time.

Very truly yours,

/s/ William K. Morrill Jr.   /s/ Keith R. Pauley             /s/ James A. Ulmer

William K. Morrill, Jr.      Keith R. Pauley                 James A. Ulmer III
President                    Executive Vice President        Vice President

January 31, 2001

LaSalle Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Statement of Net Assets
December 31, 2001

                                                                       Shares    Value
----------------------------------------------------------------------------------------
Real Estate Securities -- 98.9%

Apartments -- 23.4%
                  Apartment Investment & Management Co ...............  1,300  $  59,449
                  Archstone Smith Trust ..............................  2,100     55,230
                  Avalonbay Communities, Inc. ........................  2,088     98,783
                  BRE Properties, Inc. ...............................  1,100     34,056
                  Camden Property Trust ..............................    400     14,680
                  Equity Residential Properties Trust ................  2,000     57,420
                  Essex Property Trust, Inc. .........................    400     19,764
                                                                               ---------
                                                                                 339,382
                                                                               ---------
Diversified/Other -- 9.7%
                  Beacon Capital Partners, Inc. (a) (b) ..............  9,250     32,930
                  Catellus Development Corp.* ........................  1,200     22,080
                  iStar Financial, Inc. ..............................    600     14,970
                  Vornado Realty Trust ...............................  1,700     70,720
                                                                               ---------
                                                                                 140,700
                                                                               ---------
Hotels -- 7.9%
                  Host Marriott Corp. ................................  2,400     21,600
                  LaSalle Hotel Properties ...........................    700      8,218
                  Meristar Hospitality Corp. .........................    900     12,780
                  Starwood Hotels & Resorts Worldwide, Inc. ..........  2,400     71,640
                                                                               ---------
                                                                                 114,238
                                                                               ---------

Manufactured Homes -- 2.3%
                  Sun Communities, Inc. ..............................    900     33,525
                                                                               ---------
Office/Industrial -- 36.8%
                  AMB Property Corp. .................................  1,700     44,200
                  Boston Properties, Inc. ............................  2,500     95,000
                  Carramerica Realty Corp. ...........................    700     21,070
                  Duke Realty Corp. ..................................  2,352     57,224
                  Equity Office Properties Trust .....................  5,074    152,626
                  Kilroy Realty Corp. ................................  1,100     28,897
                  ProLogis Trust .....................................  2,600     55,926
                  PS Business Parks, Inc. ............................    650     20,475
                  Reckson Associates Realty Corp. ....................  1,800     42,048
                  SL Green Realty Corp. ..............................    500     15,355
                                                                               ---------
                                                                                 532,821
                                                                               ---------

    The accompanying notes are an integral part of the financial statements.

LaSalle Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Statement of Net Assets -- Concluded
December 31, 2001

                                                                             Shares     Value
------------------------------------------------------------------------------------------------
Regional Malls -- 10.4%
                        General Growth Properties, Inc. ....................  1,000  $    38,800
                        The Rouse Co. ......................................  1,000       29,290
                        Simon Property Group, Inc. .........................  2,100       61,593
                        Taubman Centers ....................................  1,400       20,790
                                                                                     -----------
                                                                                         150,473
                                                                                     -----------
Retail -- 3.4%
                        Federal Realty Investment Trust ....................    500       11,500
                        Kimco Realty Corp. .................................    650       21,249
                        Pan Pacific Retail Properties, Inc. ................    600       17,232
                                                                                     -----------
                                                                                          49,981
                                                                                     -----------
Self Storage -- 5.0%
                        Public Storage, Inc. ...............................  1,700       56,780
                        Shurgard Storage Centers, Inc. .....................    500       16,000
                                                                                     -----------
                                                                                          72,780
                                                                                     -----------
                        Total Real Estate Securities (Cost $1,496,851) .....           1,433,900
                                                                                     -----------

SHORT TERM INVESTMENTS -- 0.6%

                        BlackRock Provident Institutional Funds --
                             TempCash (Cost $8,284) ........................  8,284        8,284
                                                                                     -----------
TOTAL INVESTMENTS (Cost -- $ 1,505,135)+ -- 99.5% ..........................           1,442,184
Other Assets in Excess of Liabilities -- 0.5% ..............................               6,911
                                                                                     -----------
NET ASSETS -- 100.0% .......................................................         $ 1,449,095
                                                                                     ===========

____________________

+   Cost for Federal income tax purposes is $1,512,393.
*   Non-income producing security.
(a) Security valued at fair value as determined in good faith under procedures established and monitored by the Board of Trustees. Beacon Capital Partners, Inc. incorporates the voting trust rights to Cypress Communications, Inc. and Internap Network Services Corp. At December 31, 2001, this security represented 2.27% of net assets.
(b) Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The accompanying notes are an integral part of the financial statements.

LaSalle Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Statement of Operations
For the year ended December 31, 2001

--------------------------------------------------------------------------------

Investment Income:
          Dividend income ......................................................      $    355,563
          Interest income ......................................................             1,846
                                                                                      ------------
               Total Investment Income .........................................           357,409
                                                                                      ------------
Expenses:
          Administration and accounting fees....................................            96,493
          Advisory fees.........................................................            31,262
          Audit fees............................................................            26,119
          Directors fees........................................................            22,477
          Legal fees ...........................................................            20,685
          Amortization of deferred organizational costs ........................            18,422
          Custodian fees........................................................            13,647
          Insurance.............................................................             9,410
          Transfer agent fees...................................................             6,584
          Printing expense......................................................             1,435
          Other expenses........................................................               730
                                                                                      -------------
               Total Expenses...................................................           247,264
                                                                                      ------------
          Less: Fee waivers.....................................................            (4,617)
                                                                                      ------------
               Net Expenses.....................................................           242,647
                                                                                      ------------
Net Investment Income ..........................................................           114,762
                                                                                      ------------

Net realized and unrealized gain (loss) on investments:
          Net realized gain on investments .....................................           640,506
          Net change in unrealized (depreciation) on investments ...............          (558,553)
                                                                                      ------------

Net realized and unrealized gain (loss) on investment transactions .............            81,953
                                                                                      ------------

Net increase in net assets resulting from operations............................      $    196,715
                                                                                      ============

    The accompanying notes are an integral part of the financial statements.

LaSalle Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Statement of Changes in Net Assets                                                 For the              For the
                                                                                 year ended            year ended
                                                                              December 31, 2001     December 31, 2000
----------------------------------------------------------------------------------------------------------------------
Operations:
      Net investment income ..................................................   $   114,762            $    614,415
      Net realized gain (loss) on investments ................................       640,506              (3,038,793)
      Net change in unrealized (depreciation) appreciation on investments ....      (558,553)              6,054,856
                                                                                -----------            ------------

      Net increase in net assets resulting from operations ...................       196,715               3,630,478
                                                                                 -----------            ------------

Capital Share Transactions:
      Contributions ..........................................................       710,981               4,057,375
      Withdrawals ............................................................    (5,021,711)            (23,186,754)
                                                                                 -----------            ------------

      Net (decrease) in net assets resulting from capital share
         transactions ........................................................    (4,310,730)            (19,129,379)
                                                                                 -----------            ------------

Net (decrease) in net assets .................................................    (4,114,015)            (15,498,901)

Net assets at beginning of year ..............................................     5,563,110              21,062,011
                                                                                 -----------            ------------

Net assets at end of year ....................................................   $ 1,449,095            $  5,563,110
                                                                                 ===========            ============

    The accompanying notes are an integral part of the financial statements.

LaSalle Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

                                                                                                         For the period from
                                                For the year        For the year         For the year       March 30, 1998*
                                                   ended                ended               ended              through
                                             December 31, 2001    December 31, 2000    December 31, 1999   December 31, 1998
                                             -----------------    -----------------    -----------------   -----------------
Net assets, end of period (000's)...........   $   1,449              $ 5,564              $  21,062         $   29,915

Ratio of net investment income to average
net assets (1) (2)..........................        2.49%                4.26%                  5.47%              5.10%

Ratio of net expenses to average net
assets (1) (3)..............................        5.25%                1.96%                  1.39%              1.27%

Portfolio turnover rate ....................          34%                  52%                    23%                31%

________________________________

* Commencement of operations

(1)  Annualized for period less than 1 year.
(2) The net investment income ratio without waivers and reimbursements for the years ended December 31, 2001, 2000 and 1999 and the period ended December 31, 1998, would have been 2.39%, 4.12%, 5.25%, and 4.82%, respectively.
(3) The expense ratio without waivers and reimbursements for the years ended December 31, 2001, 2000 and 1999 and the period ended December 31, 1998, would have been 5.35%, 2.10%, 1.60%, and 1.55%, respectively.

  The accompanying notes are an integral part of the financial statements.

LaSalle Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Notes to Financial Statements


--------------------------------------------------------------------------------

Note 1 -- Organization

LaSalle Master Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company currently offering one portfolio: U.S. Real Estate Portfolio (the "Portfolio"). The Trust was organized on December 29, 1997 and commenced operations on March 30, 1998. On that date, the LaSalle U.S. Public Real Estate Securities Fund, L.P. and the LaSalle Partners U.S. Real Estate Fund contributed assets with a value of $38,411,064 and $100,000, respectively, in exchange for beneficial interest in the Portfolio. The Trust operates under a "master/feeder" structure where the feeder funds invest substantially all of their investable assets in the Trust.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a) Security Valuation:
Portfolio securities traded on a national exchange on the valuation date are valued at the last quoted sales price. Exchange traded securities for which there have been no reported sales on the valuation date and securities traded primarily in the over-the-counter market are valued at the last quoted bid price. Securities or other assets for which market quotations are not readily available are valued at their fair value determined in good faith under procedures established and monitored by the Trust's Board of Trustees. These procedures may include the use of an independent pricing service which calculates prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. Proceeds resulting from the sale of these securities may differ significantly from the fair value assigned by the Board of Trustees. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statement of net assets.

b) Federal Income Taxes:
The Trust is classified as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Trust will be deemed to have been "passed through" to the feeder fund. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

c) Investment Income and Security Transactions:
Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those specific to securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses solely attributable to the Trust are charged directly to the Trust, while common expenses attributable to both the Trust and the feeder fund are allocated among both.

LaSalle Master Trust -- U.S. Real Estate Portfolio
--------------------------------------------------------------------------------

Notes to Financial Statements -- Continued


--------------------------------------------------------------------------------

d) Deferred Organization Costs:

The Trust has capitalized certain costs in connection with its organization. All such costs are being amortized on a straight-line basis over a five-year period which began on the date of the commencement of operations.

Note 3 -- Agreements and Other Transactions with Affiliates

The Trust has entered into an Investment Management Agreement with LaSalle Investment Management (Securities) L.P. (the "Manager"). The Manager is entitled to a fee from the Portfolio, which is accrued daily and payable monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets. For the year ended December 31, 2001, the Manager voluntarily waived fees totalling $4,617. Certain officers and trustees of the Trust are also affiliates of the Manager. No officer or trustee of the Trust who is an officer, director, or shareholder of the Manager receives any compensation from the Trust.

The Trust has entered into an Administration and Accounting Services Agreement with PFPC Inc. (the "Administrator"), under which the Administrator provides administration and accounting services to the Trust pursuant to the Agreement.

Note 4 -- Securities Transactions

For the year ended December 31, 2001, purchases of portfolio securities (other than short-term securities) were $1,529,196. Sales of portfolio securities were $5,627,755.

Note 5 -- Investment Transactions:

At December 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for the Portfolio was as follows:

           Gross Unrealized Appreciation ....................  $   99,948
           Gross Unrealized Depreciation ....................    (170,157)
                                                               ----------
                                                               $  (70,209)
                                                               ==========

Independent Auditors' Report
--------------------------------------------------------------------------------

To the Investors and Board of Trustees
of LaSalle Master Trust:

We have audited the statement of net assets of the U.S. Real Estate Portfolio of LaSalle Master Trust (the "Fund"), as of December 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of the Fund for the period from March 30, 1998 through December 31, 2000 were audited by other auditors whose report, dated February 9, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the U.S. Real Estate Portfolio of LaSalle Master Trust as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Baltimore, Maryland
February 21, 2002

LaSalle Investment Management Funds, Inc. -- LaSalle U.S. Real Estate Fund
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
December 31, 2001

--------------------------------------------------------------------------------

ASSETS:
         Investment in LaSalle Master Trust -- U.S. Real Estate Portfolio .........  $ 1,449,095
         Deferred organization costs ..............................................       33,214
         Receivable from Investment Advisor .......................................       39,020
         Prepaid expenses .........................................................       18,514
                                                                                     -----------
                    Total Assets ..................................................    1,539,843
                                                                                     -----------

LIABILITIES:
         Distribution payable to shareholders .....................................      528,981
         Accrued expenses and other liabilities ...................................       98,397
                                                                                     -----------
                    Total Liabilities .............................................      627,378
                                                                                     -----------

NET ASSETS ........................................................................  $   912,465
                                                                                     ===========

COMPOSITION OF NET ASSETS:
         Capital Stock, par value $.01 per share, 100,000,000 shares authorized ...  $       940
         Additional paid-in capital ...............................................      989,303
         Undistributed net investment income ......................................       18,206
         Accumulated net realized (loss) on investments ...........................      (33,033)
         Net unrealized (depreciation) on investments .............................      (62,951)
                                                                                     -----------
                                                                                     $   912,465
                                                                                     ===========

    NET ASSET VALUE PER SHARE:
         Institutional Class: Net Assets ..........................................  $   731,932
         Shares outstanding .......................................................      133,789
                                                                                     -----------

         Net Asset Value, Offering and Redemption Price per Share .................  $      5.47
                                                                                     ===========

         Retail Class: Net Assets .................................................  $   180,533
         Shares outstanding .......................................................       33,089
                                                                                     -----------

         Net Asset Value and Redemption Price per Share ...........................  $      5.46
                                                                                     ===========

         Maximum Offering Price Per Share ($5.46/0.95) ............................  $      5.75
                                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

LaSalle Investment Management Funds, Inc. -- LaSalle U.S. Real Estate Fund
--------------------------------------------------------------------------------

Statement of Operations
For the year ended December 31, 2001

--------------------------------------------------------------------------------

Investment Income:
         Investment Income allocated from LaSalle Master Trust --
         U.S. Real Estate Portfolio ......................................................  $   355,529
         Expenses allocated from LaSalle Master Trust -- U.S. Real Estate Portfolio ......     (242,076)
                                                                                            -----------
         Net Investment Income allocated from LaSalle
         Master Trust -- U.S. Real Estate Portfolio ......................................      113,453
                                                                                            -----------
Expenses:
         Transfer agent fees .............................................................       79,260
         Administration and accounting fees ..............................................       53,766
         Insurance .......................................................................       36,474
         Legal fees ......................................................................       22,443
         State registration fees .........................................................       20,988
         Directors fees ..................................................................       20,880
         Amortization of organizational costs ............................................       19,013
         Audit fees ......................................................................        2,556
         Distribution fees -- Retail Class ...............................................          697
         Shareholders' services ..........................................................          418
                                                                                            -----------
                    Total Expenses                                                              256,495
                                                                                            -----------


         Less: Fee waivers ...............................................................      (59,121)
               Expense reimbursements ....................................................     (389,582)
                                                                                            -----------

Net Investment Income ....................................................................      305,661
                                                                                            -----------

Net realized and unrealized gain (loss) on investments from LaSalle Master Trust --
U.S. Real Estate Portfolio:
         Net realized gain on investments ................................................      523,124
         Net change in unrealized (depreciation) on investments ..........................     (436,521)
                                                                                            -----------

Net realized and unrealized gain (loss) on investments ...................................       86,603
                                                                                            -----------

Net increase in net assets resulting from operations .....................................  $   392,264
                                                                                            ===========

    The accompanying notes are an integral part of the financial statements.

LaSalle Investment Management Funds, Inc. -- LaSalle U.S. Real Estate Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets                                                      For the            For the
                                                                                       year ended        year ended
                                                                                      December 31,      December 31,
                                                                                          2001              2000
--------------------------------------------------------------------------------------------------------------------
Operations:
        Net investment income...................................................     $     305,661      $    234,991
        Net realized gain on investments from LaSalle Master
          Trust -- U.S. Real Estate Portfolio...................................           523,124           294,795
        Change in unrealized (depreciation) appreciation of investments
          from LaSalle Master Trust -- U.S. Real Estate Portfolio...............          (436,521)          630,964
                                                                                     -------------      ------------
        Net increase in net assets resulting from operations....................           392,264         1,160,750
                                                                                     -------------      ------------
Distributions to Shareholders*:
        From net investment income:
          Institutional Class...................................................          (249,808)         (240,271)
          Retail Class..........................................................           (19,953)          (19,080)
        From short-term gains:
          Institutional Class...................................................           (46,471)         (159,960)
          Retail Class..........................................................           (11,487)          (10,287)
        From long-term gains:
          Institutional Class ..................................................          (346,497)         (118,419)
          Retail Class..........................................................           (85,652)           (7,616)
                                                                                     -------------      ------------
        Total Distributions.....................................................          (759,868)         (555,633)
                                                                                     -------------      ------------
Capital Share Transactions:
        Net (decrease) increase in net assets
          resulting from capital share transactions.............................        (3,857,294)        2,770,340
                                                                                     -------------      ------------
        Total (decrease) increase in net assets.................................        (4,224,898)        3,375,457
        Net assets at beginning of year.........................................         5,137,363         1,761,906
                                                                                     -------------      ------------
        Net assets at end of year...............................................     $     912,465      $  5,137,363
                                                                                     =============      ============

------------------------------

* Distributions for 2000 have been reclassified to conform to the format for 2001.

    The accompanying notes are an integral part of the financial statements.

LaSalle Investment Management Funds, Inc. -- LaSalle U.S. Real Estate Fund
--------------------------------------------------------------------------------

Financial Highlights
For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                      For the Year            For the Year             For the Year          For the period from
                                         Ended                    Ended                    Ended           March 30, 1998* through
                                    December 31, 2001       December 31, 2000        December 31, 1999        December 31, 1998
                                 ----------------------  -----------------------  -----------------------  -----------------------
                                 Institutional  Retail   Institutional   Retail   Institutional   Retail   Institutional   Retail
                                     Class      Class        Class       Class        Class       Class       Class        Class
                                 ------------- --------  -------------  --------  -------------  --------  -------------  --------
Net asset value,
  beginning of period...........  $      8.29  $   8.29   $      7.17   $   7.17   $      7.76   $   7.77   $     10.00   $  10.00
                                  -----------  --------   -----------   --------   -----------   --------   -----------   --------

Increase/(Decrease) from
  operations:
Net investment income
  from operations...............         0.23     (0.44)         0.39       0.36          0.35       0.31          0.26       0.22
Net realized and unrealized
  gain (loss) on investments....        (2.47)    (1.81)         1.72       1.71         (0.70)     (0.71)        (2.24)     (2.23)
                                  -----------  --------   -----------   --------   -----------   --------   -----------   --------
Total from investment
  operations....................        (2.24)    (2.25)         2.11       2.07         (0.35)     (0.40)        (1.98)     (2.01)
                                  -----------  --------   -----------   --------   -----------   --------   -----------   --------

Less Distributions:
Distributions from net
  investment income.............        (0.23)    (0.23)        (0.51)     (0.47)        (0.24)     (0.20)        (0.24)     (0.20)
Distributions from net
  realized gains................        (0.35)    (0.35)        (0.48)     (0.48)           --         --         (0.02)     (0.02)
                                  -----------  --------   -----------   --------   -----------   --------   -----------   --------
Total Distributions.............        (0.58)    (0.58)        (0.99)     (0.95)        (0.24)     (0.20)        (0.26)     (0.22)
                                  -----------  --------   -----------   --------   -----------   --------   -----------   --------
Net asset value, end of
  period........................  $      5.47  $   5.46   $      8.29   $   8.29   $      7.17   $   7.17   $      7.76   $   7.77
                                  ===========  ========   ===========   ========   ===========   ========   ===========   ========
Total Return (1) ...............         9.30%     8.76%        30.31%     29.70%        (4.58)%    (5.19)%      (19.92)%   (20.22)%

Ratios/Supplementary Data:
Net assets, end of period
  (000).........................  $       731  $    181   $     4,827   $    310   $     1,470   $    292   $       154   $     45
Ratio of net expenses to
  average net assets (2)(3).....         1.05%     1.45%         1.05%      1.45%         1.05%      1.45%         1.05%      1.45%
Ratio of net investment income
  to average net assets (2)(4)..         6.65%     6.35%         5.79%      5.01%         6.15%      5.11%         4.28%      3.93%
Portfolio turnover rate on
  LaSalle Master Trust --
  U.S. Real Estate Portfolio....           34%       34%           52%        52%           23%        23%           31%        31%

___________________________________
* Commencement of operations
(1) Total returns for less than one year are not annualized.
(2) Annualized periods less than one year.
(3) The expense ratio without waivers and reimbursements for the years ended December 31, 2001, 2000, and 1999 and the period ended December 31, 1998, for the Institutional Class would have been 10.05%, 6.61%, 16.82%, and 113.17%, respectively. For the same periods, the Retail Class ratios would have been 22.65%, 15.46%, 28.39%, and 143.31%, respectively.
(4) The net investment income ratios without waivers and reimbursements for the years ended December 31, 2001, 2000, and 1999 and the period ended December 31, 1998, for the Institutional Class would have been (2.34)%, 0.24%, (9.63)%, and (106.79)%, respectively. For the same periods, the Retail Class ratios would have been (14.84)%, (9.00)%, (21.80)%, and (136.93)%, respectively.

    The accompanying notes are an integral part of the financial statements.

LaSalle Investment Management Funds, Inc. -- LaSalle U.S. Real Estate Fund
-------------------------------------------------------------------------------

Notes to Financial Statements

-------------------------------------------------------------------------------

Note 1 -- Organization

LaSalle Investment Management Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company currently offering one series: LaSalle U.S. Real Estate Fund (the "Fund"). The Company was organized on December 29, 1997 and commenced operations on March 30, 1998. The Fund invests solely in the U.S. Real Estate Portfolio of the LaSalle Master Trust (the "Portfolio"). The value of the Fund's investment in the Portfolio, included in the accompanying Statement of Assets and Liabilities, reflects the Fund's beneficial interest in the net assets of the Portfolio. At December 31, 2001 the Fund held a 100% interest in the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Note 2 -- Significant Accounting Policies

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a) Security Valuations:
The value of the Fund's beneficial interest in the Portfolio is determined by multiplying the net assets of the Portfolio by the Fund's proportionate share of the Portfolio. Valuation of securities held by the Portfolio is discussed in
Note 2(a) of the financial statements of LaSalle Master Trust.

Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statement of assets and liabilities.

b) Federal Income Taxes:
It is the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income, including any net realized gains to shareholders. Net investment income and short-term gains are taxed as ordinary income. Accordingly, no provision for federal taxes is required in the financial statements.

c) Investment Income and Security Transactions:
The Fund records its proportionate share of the Portfolio's net investment income, realized and unrealized gains and losses. The Fund receives daily allocations of investment operations from the Portfolio based on its beneficial interest in the Portfolio.

d) Deferred Organization Expenses:
The Fund bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period which began on the date of the commencement of operations.

LaSalle Investment Management Funds, Inc. -- LaSalle U.S. Real Estate Fund
-------------------------------------------------------------------------------

Notes to Financial Statements - Continued

-------------------------------------------------------------------------------

e) Distributions to Shareholders:
Dividends, if any, from net investment income are declared and paid quarterly. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences as of December 31, 2001 that relate to wash sales, financial futures and foreign currency are not material.

f) Multiple Classes of Shares:
The Fund is divided into Institutional and Retail Class shares. The Retail Class of shares is separately charged its distribution and shareholder services fees. Income and expenses that are not specific to a particular class and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Note 3 - Agreements and Other Transactions with Affiliates

LaSalle Investment Management (Securities) L.P. (the "Manager"), has contractually agreed to reimburse the operating expenses in excess of 1.45% and 1.05% for the Retail and Institutional Classes respectively. For the year ended December 31, 2001, the Manager reimbursed the Fund $389,582. Certain officers and directors of the Company are also officers, directors, and shareholders of the Manager. No officer or director of the Company who is an officer, director, or shareholder of the Manager receives any compensation from the Fund.

The Company has entered into an Administration Agreement with PFPC Inc. (the "Administrator"), whereby the Administrator provides certain fund accounting and administrative services to the Fund. Funds Distributor, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund. The Company has adopted a distribution plan for the Retail Class of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides for the payment of a distribution fee from the assets of the Retail Class for activities primarily intended to result in the sale of Retail Class shares. Distribution fees paid under the plan may not exceed 0.75% annually of the average daily net assets of the Retail Class. The Board of Directors of the Company has authorized payment of an annual distribution fee of 0.25%. For the year ended December 31, 2001, $697 in distribution fees were accrued.

Under a shareholder services plan adopted for the Retail Class, the Fund may pay shareholder services fees to financial services firms and others who have entered into shareholder services agreements with the Company. These fees are paid for services provided to Retail Class shareholders, including shareholder assistance and communications and maintenance of shareholder accounts. Shareholder services fees paid under the plan may not exceed 0.25% annually of the average net assets of the Retail Class attributable to applicable shareholder accounts. The Board of Directors of the Company has authorized payment of an annual shareholder services fee

LaSalle Investment Management Funds, Inc. -- LaSalle U.S. Real Estate Fund
--------------------------------------------------------------------------------

Notes to Financial Statements -- Continued

--------------------------------------------------------------------------------

of 0.15% of average daily net assets. For the year ended December 31, 2001, $418 in shareholder services fees were accrued.


Note 4 - Share Capital:

The Fund is authorized to issue up to 50 million Retail Class shares and 50 million Institutional Class shares with a par value of $.01 per share. Transactions in shares of capital stock, for the year ended December 31, 2001, were as follows:

                                                      Institutional Class
                                         -----------------------------------------------
                                               Year ended              Year ended
                                            December 31, 2001       December 31, 2000
                                         ----------------------    ---------------------
                                           Shares      Amount       Shares      Amount
                                         --------   -----------    --------    ---------
     Shares issued..................       27,607   $   226,279      62,286   $3,470,486
     Shares reinvested .............       68,580       557,481      22,721      179,358
     Shares redeemed................     (544,562)   (4,605,757)   (107,720)    (848,303)
                                         --------   -----------     -------   ----------
     Net increase/(decrease.........     (448,375)  $ 3,821,997)    377,287   $2,801,541
                                         ========   ===========     =======   ==========

                                                           Retail Class
                                         ------------------------------------------------
                                                Year ended             Year ended
                                            December 31, 2001      December 31, 2000
                                         --------------------    ------------------------
                                           Shares     Amount        Shares      Amount
                                         --------    --------     ---------   -----------
     Shares issued .................       4,525    $  37,451        13,417    $  101,389
     Shares reinvested .............       4,177       33,991         2,005        15,496
     Shares redeemed ...............     (13,052)    (106,739)      (18,768)     (148,086)
                                         -------     --------       -------    ----------
     Net increase/(decrease) .......      (4,350)   $ (35,297)       (3,346)   $  (31,201)
                                         =======    =========       =======    ==========

Independent Auditors' Report
-------------------------------------------------------------------------------

To the Shareholders and Board of Directors of LaSalle Investment Management Funds, Inc.:

We have audited the statement of assets and liabilities of the LaSalle U.S. Real Estate Fund of LaSalle Investment Management Funds, Inc. (the "Fund"), as of December 31, 2001, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of the Fund for the period from March 30, 1998 through December 31, 2000 were audited by other auditors whose report, dated February 9, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LaSalle U.S. Real Estate Fund of LaSalle Investment Management Funds, Inc. as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Baltimore, Maryland
February 21, 2002

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a Fund prospectus containing more information about the Fund, including expenses. Please read the prospectus carefully before you invest or send your money.

This Annual Report contains forward-looking statements. Forward-looking statements give current expectations or forecasts of future events. You can identify these statements by the fact that they do not relate strictly to historical or current facts. They use words such as "anticipate", "estimate", "expect", "project", "intend", "plan", "believe", and other words and terms of similar meaning in connection with any discussion of future operating or financial performance. In particular, these include statements relating to future actions, future performance, expenses, the outcome of any legal proceedings, and financial results. Although we believe that our expectations and beliefs are based on reasonable assumptions within the bounds of our knowledge of the business and operations of the Fund and the Trust, there can be no assurance that actual results will not differ from expectations or beliefs. These statements are provided as permitted by the Private Securities Litigation Reform Act of 1995.

The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the FDIC, Federal Reserve Board or any other governmental agency, and are subject to investment risks, including possible loss of principal amount invested.